Going Concern Considerations and Management's Plan (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Considerations and Management's Plan
Net loss	$ 1,144,000	$ 364,000	$ 3,624,000	$ 1,335,000	$ 7,807,000	$ 1,588,000
Accumulated deficit	(10,634,000)		(14,258,000)		(9,490,000)	(1,683,000)
Working capital	$ 148,000		$ (1,300,000)